CONTINGENCIES AND COMMITMENTS - Lawsuits and other legal actions (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2013 BRL (R$)	Oct. 31, 2013 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Sep. 30, 2014 BRL (R$)
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 203,070,206	$ 36,411,450
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				5,970,453
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				948,042
Time deposits to guaranty judicial liabilities				656,817
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				55,518,871
Time deposits to guaranty judicial liabilities				31,143,415	$ 31,953,725
Warranty insurance and bail letters | R$			R$ 986,396,119
Warranty insurance and bail letters commission percentage			0.44%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability			R$ 76,883,016	13,785,489
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 1,330,473,161	R$ 346,232,541	1,138,749,846
Litigation settlement amount released from liability | R$			R$ 135,282,155			R$ 598,745,218
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability				$ 15,160